Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Asset [Abstract]
Federal net operating loss	$ 0	$ 0
Organizational costs/Startup expenses	966,411	418,972
Total deferred tax asset	966,411	418,972
Valuation allowance	(966,411)	(418,972)
Deferred tax asset, net of allowance	0	0
Federal [Abstract]
Current	1,078,985	645,442
Deferred	(531,316)	(329,066)
State and Local [Abstract]
Current	32,746	0
Deferred	(16,125)	0
Change in valuation allowance	547,441	329,066
Income tax provision	1,111,731	645,442
Operating Loss Carryforwards [Abstract]
Net operating loss carryover	$ 0	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.60%	0.00%
Tax penalty	0.10%	0.00%
Change in fair value of warrant liability	(13.00%)	(18.40%)
Warrant transaction costs	(5.90%)	0.00%
Business Combination expenses	47.40%	0.00%
Change in valuation allowance	47.70%	2.70%
Income tax provision	97.90%	5.30%